Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Taxes
Deferred tax assets	$ 13,392,480	$ 9,024,858
Deferred tax liabilities	(13,479,336)	(10,850,463)
Net deferred income tax	$ (86,856)	$ (1,825,605)